Revenues	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue
15.
REVENUES

The Group’s revenue by channel for the respective periods are detailed as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales of product by channel
—Sales to end customers	4,548,804	4,878,453	3,145,807
—Sales to distributor customers	678,873	941,322	546,543
—Others	5,493	20,198	13,772
Total revenues	5,233,170	5,839,973	3,706,122

Please refer to Note 25 for the disclosure of the Group's revenues by product categories for the years ended December 31, 2020, 2021 and 2022.